Intangible assets, net - Estimated amortization expenses for intangible assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2026	$ 11,139
2027	8,919
2028	6,601
2029	5,842
2030	$ 3,484